Payments, by Category - 12 months ended Dec. 31, 2025 $ in Thousands	USD ($) [1]
Payments:
Taxes	$ 939,470
Royalties	533,860
Fees	33,540
Prod. Entitlements	15,890
Dividends	547,000
Infrastructure	2,180
Comm. Social Resp.	14,660
Total Payments	$ 2,086,600

[1]	When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was ARS 1,246.73 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was COP 4,051.64 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was BRL 5.59 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was AUD 1.55 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GBP 0.76 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was EGP 49.19 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GHS 12.47 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GNF 8,638.01 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2025 to 31 December 2025 was ZAR 17.86 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was TZS 2,533.94 : USD 1.00.